Shareholder Report, Holdings (Details) - C000058323 [Member]	Apr. 30, 2025
HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[1]
Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[1]
ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[1]
Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[1]
Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[1]
Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[1]
Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)

[1]	Excluding money market fund holdings, if any.